Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment, net	$ 3,562,021	$ 8,570,748
Right-of-use assets, net	189,009	157,068
Intangible assets, net	20,516,939	19,305,457
Prepayments	300,000	1,110,595
Total non-current assets	24,567,969	29,143,868
Current assets
Inventories	8,538,813	13,127,730
Prepayments	8,820,834	11,153,330
Trade and other receivables, net	7,283,719	8,552,732
Prepaid income tax	501,981	383,099
Restricted bank deposits	628,156	603,341
Cash and bank balances	3,979,416	5,082,587
Total current assets	29,752,919	38,902,819
Total assets	54,320,888	68,046,687
Current liabilities
Trade and other payables	(4,338,192)	(7,732,211)
Contract liabilities	(775,183)	(815,455)
Bank borrowings	(12,285,470)	(12,000,062)
Other borrowings	(664,479)
Amounts due to an ultimate beneficial shareholder	(5,021,638)	(4,531,760)
Lease liabilities	(64,296)	(107,945)
Convertible bonds		(12,210,327)
Income tax payable	(21,560)	(167,653)
Total current liabilities	(23,170,818)	(37,565,413)
Net current assets	6,582,101	1,337,406
Non-current liabilities
Bank borrowings	(533,760)	(836,532)
Amounts due to an ultimate beneficial shareholder	(12,300,650)	(17,087,553)
Lease liabilities	(133,972)	(65,513)
Total non-current liabilities	(12,968,382)	(17,989,598)
Total liabilities	(36,139,200)	(55,555,011)
Capital and reserves
Share capital	(132,425)	(105,263)
Capital reserves	(30,052,790)	(12,891,887)
Accumulated comprehensive losses	12,003,527	505,474
Total equity	(18,181,688)	(12,491,676)
Total liabilities and equity	$ (54,320,888)	$ (68,046,687)